UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549



                             FORM 13F COVER PAGE



            REPORT FOR THE CALENDAR QUARTER ENDED JUNE 30, 2010



                          Check here if Amendment [ ]

                        This Amendment No.  (check only one)

                             [ ] is a restatement

                         [ ] adds new holdings entries



Institutional Investment Manager Filing this Report:



Name:	              Wynnefield Capital Management LLC

Address:              450 Seventh Avenue, Suite 509, New York, New York  10123

Form 13F File Number: 28-7006



===============================================================================


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists and tables, are considered integral parts of this form.





Person Signing this Report on Behalf of Reporting Manager:



Name:  Stephen J. Nelson

Title: Attorney-In-Fact for Joshua H. Landes, Managing Member

       of Wynnefield Capital Management LLC

Phone: (914) 220-1910 for Stephen J. Nelson

       or (212) 760-0814 for Joshua H. Landes





Signature, Place, and Date of Signing:



Wynnefield Capital Management LLC

  By: Mr. Joshua H. Landes, Member

      By: /s/ Stephen J. Nelson

	  Stephen J. Nelson

	  White Plains, New York

	  August 13, 2010




Report Type (Check only one):



[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 	13F NOTICE. (Check here if no holdings reported are in this report,

	and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for

	this reporting manager are reported in this report and a portion are

	reported by other reporting manager(s).)







                           FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Managers: 0

Form 13F Information Table Entry Total: 47

Form 13F Information Table Value Total: 361,633,000



List of Other Included Managers:



No.	Name					Form 13F File Number





-------------------------------------------------------------------------------------------------------------------------------

                       FORM 13F INFORMATION TABLE

-----------------------  --------  ----------  --------  ---------  ----  ----  -------   -----------  ------------------------
                         TITLE OF               VALUE    SHARES OR  SH/   PUT/  INVSTMT     OTHER          VOTING AUTHORITY

    NAME OF ISSUER        CLASS       CUSIP    (x1000)    PRN AMT   PRN   CALL  DSCRTN     MANAGERS      SOLE    SHARED  NONE
-----------------------  --------  ----------  --------  ---------  ----  ----  -------   -----------  --------  ------  ------
ACME COMMUNICATION INC.  COM       004631107   3600      3673653    SH          OTHER                            3673653
ALEXCO RESOURCE CORP.    COM       01535P106   66        20875      SH          OTHER                            20875
ALLIED DEFENSE GRP INC.  COM       019118108   2220      587205     SH          OTHER                            587205
AMERICA SERVICE GRP INC. COM       02364L109   240       13975      SH          OTHER                            13975
AMERICAN INDEP CORP.     COM NEW   026760405   64        12600      SH          OTHER                            12600
BANRO CORP.              COM       066800103   76        40000      SH          OTHER                            40000
BREEZE EASTERN CORP.     COM       106764103   11731     2015623    SH          OTHER                            2015623
CAGLES INC.              CL A      127703106   1212      244807     SH          OTHER                            244807
CORE MARK HLDNGS CO INC. COM       218681104   19491     711352     SH          OTHER                            711352
CORNELL COMPANIES INC.   COM       219141108   53689     1998119    SH          OTHER                            1998119
CROWN CRAFTS INC.        COM       228309100   6467      1573573    SH          OTHER                            1573573
EASYLINK SERVICES        CL A      277858106   6180      2553726    SH          OTHER                            2553726
INT'L CORP.
EURAND NV                SHS       N31010106   8008      826468     SH          OTHER                            826468
HECKMANN CORP.           COM       422680108   1462      315000     SH          OTHER     	                 315000
INDEPENDENCE HOLDING CO. COM NEW   453440307   77        12900      SH          OTHER                            12900
ISHARES TR INDEX         RUSSELL   464287655   152788    2500000    SH    PUT   OTHER     	                 2500000
                         2000
KID BRANDS INC.          COM       49375T100   2346      333658     SH          OTHER                            333658
LANDEC CORP.             COM       514766104   5903      1002157    SH          OTHER                            1002157
MAG SILVER CORP.         COM       55903Q104   246       40400      SH          OTHER                            40400
MOTORCAR PARTS AMERICA   COM       620071100   2699      423077     SH          OTHER                            423077
INC.
MOUNTAIN PROVINCE        COM NEW   62426E402   261       1024865    SH          OTHER                            1024865
DIAMONDS
MVC CAPITAL INC.         COM       553829102   20164     1560686    SH          OTHER                            1560686
NAPCO SECURITY           COM       630402105   42        23440      SH          OTHER                            23440
TECHNOLOGY INC.
NATURES SUNSHINE PRODS.  COM       639027101   9582      1144792    SH          OTHER                            1144792
INC.
NEVADA GOLD &            COM NEW   64126Q206   863       980705     SH          OTHER                            980705
CASINOS INC.
NOBEL LEARNING           COM       654889104   5441      922132     SH          OTHER                            922132
COMMUNITIES INC.
OBA FINANCIAL SERVICES   COM       67424G101   111       10000      SH          OTHER                            10000
INC.
OMEGA PROTEIN CORP.      COM       68210P107   1083      270000     SH          OTHER                            270000
ORCHIDS PAPER PRODUCTS   COM       68572N104   260       20000      SH          OTHER                            20000
CO.
OVERHILL FARMS INC.      COM       690212105   316       53701      SH          OTHER                            53701
PC GROUP INC.    	 COM       70455G107   1         45000      SH          OTHER                            45000
PHC INC. MASS            CL A      693315103   127       110000     SH          OTHER                            110000
PHYS. FORM. HOLD. INC.   COM       719427106   1306      400700     SH          OTHER                            400700
PILGRIM'S PRIDE CORP     COM       72147K108   164       25000      SH          OTHER                            25000
PRINCETON REVIEW INC.	 COM       742352107   704       303400     SH          OTHER                            303400
PROSHARES TR II          ULTRA     74347W601   12562     225000     SH          OTHER                            225000
                         GOLD
PROSPECT MEDICAL         COM       743494106   11377     1880424    SH          OTHER                            1880424
HOLDINGS INC.
PROVIDENT FINANCIAL	 COM       743868101   48        10000      SH          OTHER                            10000
HLDGS
SONDE RESOURCES CORP.    COM       835426107   68        22180      SH          OTHER                            22180
SUMMER INFANT, INC.      COM       865646103   14157     2161406    SH          OTHER                            2161406
TEAMSTAFF INC.           COM       87815U303   601       1201519    SH          OTHER                            1201519
                         PAR
                         $.001
TTI TEAM TELECOM INTL    COM       M88258104   86        30000      SH          OTHER                            30000
LTD.
U S ENERGY CORP -        COM       911805109   119       25000      SH          OTHER                            25000
WYOMING
VITACOAST.COM INC.       COM       92847A200   1079      120000     SH          OTHER                            120000
WESTMORELAND COAL CO.    COM       960878106   771       95000      SH          OTHER                            95000
WHX CORP.	         PAR       929248607   1633      383219     SH          OTHER                            383219
                         $.01 NEW
WINTHROP REALTY TRUST    SH BEN	   976391300   142       11091      SH          OTHER                            11091
			 INT NEW





==============================================================================



                               POWER OF ATTORNEY





The undersigned does hereby constitute and appoint Stephen J. Nelson, Mary

Anne Mayo, Beth N. Lowson and Joseph D. Zargari, each of The Nelson Law Firm,

LLC, White Plains Plaza, One North Broadway, Suite 712, White Plains, NY

10601, signing singly, with full power of substitution, as the true and lawful attorney of the undersigned, and authorizes and designates each of them to sign on behalf of the undersigned, and to file filings and any amendments thereto made by or on behalf of the undersigned in respect of the beneficial ownership of equity securities held by the undersigned, directly, indirectly or beneficially,  pursuant to Sections 13(d),  13(g) and 16 of the Securities

Exchange Act of 1934, as amended (the "Exchange Act"), and the rules and regulations thereunder.  The undersigned acknowledges that the foregoing attorneys-in-fact, in serving in such capacity at the request of the undersigned, are not assuming any of the undersigned's responsibilities to comply with Sections 13(d), 13(g) or 16 of the Exchange Act.



This Power of Attorney shall remain in full force and effect until withdrawn by the undersigned in a signed writing delivered to the foregoing attorneys-in-fact.



IN WITNESS WHEREOF, the undersigned has caused this Power of Attorney to be executed as of this 12th day of February, 2007.



						By: /s/ Joshua H. Landes

						    Joshua H. Landes